Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - 401(k) SP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan's Net increase (decrease) in net assets available for benefits per financial statements	$ 4,202,527
Change in certain deemed distributions of participant loans	(345)
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	21,476
Net income (loss) per Form 5500	$ 4,223,658